Summary of significant accounting policies, estimates and judgments - Additional Information (Detail) - CAD ($) $ in Millions	Nov. 01, 2019	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019	Oct. 31, 2018
Disclosure of property, plant and equipment and intangibles [line items]
Equity		$ 84,061	$ 83,625	$ 80,626	$ 79,861
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of property, plant and equipment and intangibles [line items]
Equity	$ (94)		$ (107)
Adoption of IFRS 16 [member]
Disclosure of property, plant and equipment and intangibles [line items]
Increase in total assets due to IFRS 16	5,084
Increase (decrease) in retained earnings	$ (107)
Decrease in CET1 ratio	0.14%
Weighted average incremental borrowing rate	2.30%
Increase in total liabilities due to IFRS 16	$ 5,191